Commitments, contingencies and litigations (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments		€ 2,896
Total provisions		897	€ 256	€ 690
Provision for charges		€ 457
Lumoxiti, with AstraZeneca
Disclosure of contingent liabilities [table]
Estimated manufacturing costs | $	$ 12.8